Goodwill	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Goodwill
25	Goodwill

	As of January 1, 2021	Increase	Decrease	As of December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	(128,722)	—	(199,274)

	9,046,830	(128,722)	—	8,918,108

	As of January 1, 2022	Increase	Decrease	As of December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	(126,207)	—
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	(2,800)	—
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	(129,007)	8,988,375
Less: Impairment losses	(199,274)	(6,663)	129,007	(76,930)

	8,918,108	(6,663)	—	8,911,445

	As of January 1, 2023	Increase	Decrease	As of December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Jinniu Loan	2,515	—	(2,515)	—

	8,988,375	—	(2,515)	8,985,860
Less: Impairment losses (b)	(76,930)	—	2,515	(74,415)

	8,911,445	—	—	8,911,445

(a)
The Company acquired 100% equity interest in Gem Alliance Limited (an investment holding company incorporated in the Cayman Islands and principally engaged in retail credit and enablement business in PRC through its wholly-owned subsidiary, hereinafter “Puhui”) from Ping An Overseas (Holdings) Limited, which was completed in May 2016. Since then, the Company conducted the retail credit and enablement business primarily through Puhui.

(b)	As of December 31, 2023, Pingan Jixin and Lu International (Hong Kong) Limited were fully impaired. Jinniu Loan was written off.

( c )	Impairment testing for goodwill
The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of CGU (or CGU group) to their carrying amounts. The recoverable amount of CGU (or CGU group) is the higher of value-in-use
and fair value less costs of sale. Based on management’s assessment on the recoverable amounts of the CGU (or CGU group), impairment losses amounting to RMB129 million, RMB6.7 million and nil were recognized for the years ended December 31, 2021, 2022 and 2023, respectively. Other than the aforementioned impairment, the results of value-in-use exceed the carrying amount of each related CGU (or CGU group). However, subsequent impairment tests may be based on different assumptions and future cash flow projections, which may result in impairment losses of these assets in the foreseeable future.
Given the market capitalization of the Group is significantly lower than its book value, management performed the value-in-use
calculations to determine the recoverable amounts.
Value-in-use
is calculated to determine the recoverable amount based on discounted cash flows with reference to cash flow projection developed based on financial budgets covering a three to five-year period approved by management of the Group. As the contractual tenor of its loan product is 36 months, the cash flow forecast period of Puhui was eight years based on a financial budget covering a five-year period approved by management. As such, key assumptions underlying the five-year financial budget are used to develop the cash flows for the first five years. To develop the cash flows for the remaining period, management assumed the business would grow at the terminal growth rate. From the viewpoint of management of the Group and the market participants, the Group’s business is expected to reach a steady and stable terminal growth rate likely after a five-year period. The Group recalibrated their strategies to focus on higher quality borrowers in more economically resilient regions, optimized the sales channel structure and productivity, and enhanced the risk management capabilities to protect the business’s health and resiliency during economic downturns. These shifts affected the management’s expectations when determining the value of key assumptions.
The goodwill of the Group are primarily relating to the goodwill of Puhui of RMB8,911 million. The key assumptions used for value-in-use
calculations of the goodwill of Puhui are as follows:

	As of December 31,
	2021	2022	2023
Revenue growth rates	3%-8%	-22%-30%	-25%-26%
Loan loss rates	0.9%-6.3%	1.2%-5.4%	1.5%-7.7%
Pre-tax discount rate	27%	19%	17%
Long-term growth rate	3%	2%	2%
Management has determined the values assigned to each of the above key assumptions as follows:

Assumption	Approach used to determining values
Revenue growth rates	Based on recent macroeconomic, policy and industry factors, past performance and management’s expectations of market development.

Loan loss rates	The expected lifetime loss of the core lending related business based on past performance and management’s expectations for the future.

Pre-tax discount rate	Reflect systematical risks and specific risks relating to the relevant segments and the countries in which they operate.

Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rate is consistent with forecasts included in industry reports.
The excess of the recoverable amount of Puhui over its carrying amount:

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Excess of the recoverable amount of the CGU (or CGU group) over its carrying amount (“Headroom”)	46,780,343	31,032,688	9,082,855

While it is impracticable for the Group to estimate the impact on future periods, the following table sets forth the impact of management judgement of reasonable possible scenarios in each of the key assumptions, with all other variables held constant, on Puhui impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU (or CGU group) to exceed its recoverable amount at the dates indicated.

	Unfavourable Change			Favourable Change
As of December 31, 2021	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR) (i)	-35 bp	(1,627,159)	45,153,184	+35 b p	1,638,509	48,418,852
Loan loss rates	+50bp	(4,182,688)	42,597,655	-50bp	4,222,906	51,003,249
Pre-tax discount rate	+100bp	(3,540,982)	43,239,361	-100bp	3,852,515	50,632,858
Long-term growth rate	-100bp	(3,059,879)	43,720,464	+100bp	3,442,364	50,222,707

	Unfavourable Change			Favourable Change
As of December 31, 2022	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR) (i)	-106 bp	(18,247,313)	12,785,375	+106 bp	19,100,262	50,132,950
Loan loss rates	+50bp	(13,574,019)	17,485,669	-50bp	13,601,315	44,634,003
Pre-tax discount rate	+100bp	(5,206,305)	25,826,383	-100bp	5,911,041	36,943,729
Long-term growth rate	-100bp	(3,977,735)	27,054,953	+100bp	4,640,691	35,673,379

	Unfavourable Change			Favourable Change
As of December 31, 2023	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
New sales growth rates (GAGR) (i)	-200bp	(4,011,342)	5,071,513	+200bp	4,320,518	13,403,373
Funding cost for 2026-2028(i)	+50bp	(4,299,633)	4,783,222	-50bp	4,296,158	13,379,013
Loan loss rates	+50bp	(7,764,596)	1,318,259	-50bp	7,795,949	16,878,804
Pre-tax discount rate	+100bp	(2,095,143)	6,987,712	-100bp	2,413,615	11,496,470
Long-term growth rate	-100bp	(1,170,297)	7,912,558	+100bp	1,366,257	10,449,112

(i)
Volume of new sales and funding cost are two key drivers of revenue growth rates. As of December 31, 2021 and 2022, the revenue growth rates were determined using a combined impact of these two variables. Due to the drop of headroom as of December 31, 2023, these two variables were modelled separately to reflect the sensitivity.